Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Income Taxes

17	INCOME TAXES
The following table represents the major components of income tax expense recognized in net earnings for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current income tax expense	$98.7	$52.7
Deferred income tax expense	119.2	31.0
Income tax expense recognized in net earnings	$217.9	$83.7
The statutory tax rate for 2024 was 25.0% (2023 – 25.0%). The following table reconciles the expected income tax expense at the Canadian combined statutory income tax rate to the amounts recognized in net earnings for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Earnings before income taxes	$502.2	$293.7
Statutory tax rate	25.0%	25.0%
Expected income tax expense based on above rates	$125.6	$73.4
Effect of higher tax rates in foreign jurisdictions	8.2	3.9
Non-deductible expenses	3.0	5.0
Impact of local mining taxes	41.7	19.6
Impact of foreign exchange	49.7	(16.3)
Impact of renouncement of flow through share expenditures	(0.6)	—
Withholding tax	0.5	1.5
Change in unrecognized temporary differences	(14.4)	2.5
Other	4.2	(5.9)
Income tax expense	$217.9	$83.7
For balance sheet presentation purposes, the Mexico deferred tax asset of $12.2 million (2023 - $9 million) has been disclosed separately from the consolidated deferred tax liability of $760.6 million (2023 - $703.6 million). The change in consolidated deferred income tax liability and deferred tax balance by category, both below, are shown inclusive of the Mexico deferred tax asset.
The following table reflects the change in net deferred income tax liability at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$694.6	$660.9
Deferred income tax expense recognized in net earnings	119.2	31.0
Deferred income tax (recovery) expense recognized in OCI	(3.8)	2.7
Deferred tax asset recognized upon acquisition of Argonaut (Note 6)	(61.2)	—
Other	(0.4)	—
Balance, end of year	$748.4	$694.6
The following summarizes the components of deferred income tax at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Mineral property, plant and equipment	$895.8	$735.3
Inventory capitalization	5.1	5.1
Other deductible temporary differences	(97.1)	(41.1)
Non-capital losses carried forward	(55.4)	(4.7)
Deferred income tax liability	$748.4	$694.6
The Company has Canadian tax losses of $5.8 million expiring between 2025 and 2040, Mexican tax losses of $60.0 million expiring between 2025 and 2031, United States tax losses of $19.3 million expiring between 2029 and 2038, as well as Turkish tax losses of $0.6 million expiring between 2025 and 2027.
The Company has unrecognized deferred income tax assets at December 31, 2024 in respect of aggregate loss carryforwards, deductible temporary differences and unused tax credits. The unrecognized loss carryforwards, deductible temporary differences and unused tax credits are $161.2 million (December 31, 2023 -$139.7 million).
At December 31, 2024, the Company has unrecognized deferred income tax liabilities on taxable temporary differences of $149.3 million (December 31, 2023 - $45.0 million) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.